Average Annual Total Returns{- Fidelity® Small Cap Growth Fund} - 07.31 Fidelity Small Cap Growth Fund AMCIZ PRO-11 - Fidelity® Small Cap Growth Fund	Fidelity Small Cap Growth Fund-Class A Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund-Class A Return Before Taxes Past 5 years	Fidelity Small Cap Growth Fund-Class A Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Small Cap Growth Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Small Cap Growth Fund-Class M Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund-Class M Return Before Taxes Past 5 years	Fidelity Small Cap Growth Fund-Class M Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund-Class C Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund-Class C Return Before Taxes Past 5 years	Fidelity Small Cap Growth Fund-Class C Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund - Class I Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund - Class I Return Before Taxes Past 5 years	Fidelity Small Cap Growth Fund - Class I Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund-Class Z Return Before Taxes Past 1 year	Fidelity Small Cap Growth Fund-Class Z Return Before Taxes Past 10 years	Fidelity Small Cap Growth Fund-Class Z Return Before Taxes Since Inception		Fidelity Small Cap Growth Fund-Class Z Return Before Taxes Inception Date	RS014 Past 1 year	RS014 Past 5 years	RS014 Past 10 years
Total	28.20%	18.74%	15.02%	24.97%	16.62%	12.95%	17.79%	14.52%	11.75%	30.90%	18.98%	14.99%	34.01%	19.25%	14.83%	36.37%	20.49%	16.04%	36.53%		22.59%	[1]	Feb. 01, 2017	34.63%	16.36%	13.48%

[1]	(a)Since inception February 1, 2017.